                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3848
                                   ------------


                   RIVERSOURCE HIGH YIELD INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:     2/28
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                   RIVERSOURCE HIGH YIELD BOND FUND
                           AT FEB. 28, 2007

INVESTMENTS IN SECURITIES

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

BONDS (88.2%)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

AEROSPACE & DEFENSE (3.3%)
Alion Science and Technology
   Sr Unsecured
     02-01-15            10.25%   $9,605,000(d)              $9,989,199
Communications & Power Inds
   Sr Sub Nts
     02-01-12             8.00     8,935,000                  9,225,388
CPI Intl
   Sr Nts
     02-01-15            11.15     9,095,000(i)               9,390,588
DRS Technologies
     02-01-16             6.63     5,315,000                  5,328,288
     02-01-18             7.63     4,020,000                  4,140,600
DRS Technologies
   Sr Sub Nts
     11-01-13             6.88     4,295,000                  4,305,738
L-3 Communications
     06-15-12             7.63     6,955,000                  7,198,425
     07-15-13             6.13     1,035,000                  1,022,063
L-3 Communications
   Sr Sub Nts
   Series B
     10-15-15             6.38    11,100,000                 11,044,499
TransDigm
   Sr Sub Nts
     07-15-14             7.75     2,980,000(d)               3,061,950
                                                             ----------
Total                                                        64,706,738
-----------------------------------------------------------------------

AUTOMOTIVE (2.5%)
Ford Motor Credit
   Sr Nts
     08-10-11             9.88     5,908,000                  6,367,879
GMAC
     04-15-16             7.70    20,315,000                 19,350,037
Goodyear Tire & Rubber
   Sr Nts
     12-01-09             9.14     5,750,000(d,i)             5,800,313
Insurance Auto Auctions
     04-01-13            11.00    16,565,000                 18,718,450
                                                             ----------
Total                                                        50,236,679
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

BROKERAGE (0.9%)
LaBranche & Co
   Sr Nts
     05-15-09             9.50%     $670,000                   $703,500
     05-15-12            11.00    16,080,000                 17,487,000
                                                             ----------
Total                                                        18,190,500
-----------------------------------------------------------------------

BUILDING MATERIALS (1.1%)
Gibraltar Inds
   Series B
     12-01-15             8.00     5,472,000                  5,526,720
Interline Brands
   Sr Sub Nts
     06-15-14             8.13     3,119,000                  3,196,975
Norcraft Companies LP/Finance
   Sr Sub Nts
     11-01-11             9.00     5,780,000                  5,982,300
Norcraft Holdings LP/Capital
   Sr Disc Nts
   (Zero coupon through 09-01-08,
   thereafter 9.75%)
     09-01-12             8.08     7,770,000(j)               7,031,850
                                                             ----------
Total                                                        21,737,845
-----------------------------------------------------------------------

CHEMICALS (4.8%)
Chemtura
     06-01-16             6.88    12,760,000                 12,377,199
Georgia Gulf
   Sr Nts
     12-15-13             7.13     7,977,000                  7,418,610
Georgia Gulf
   Sr Sub Nts
     10-15-16            10.75     4,091,000(d)               4,009,180
Hexion US Finance/Nova Scotia
   Sr Nts
     11-15-14             9.75    11,047,000(d)              11,709,820
INEOS Group Holdings
   Sr Sub Nts
     02-15-16             8.50     9,763,000(c,d)             9,494,518
INVISTA
     05-01-12             9.25    21,170,000(d)              22,651,899

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

CHEMICALS (CONT.)
NALCO
   Sr Nts
     11-15-11             7.75%   $3,980,000                 $4,109,350
NALCO
   Sr Sub Nts
     11-15-13             8.88     6,155,000                  6,555,075
NewMarket
   Sr Nts
     12-15-16             7.13     6,275,000(d)               6,290,688
PQ
     02-15-13             7.50    10,425,000                 10,503,188
                                                             ----------
Total                                                        95,119,527
-----------------------------------------------------------------------

CONSTRUCTION MACHINERY (0.3%)
United Rentals North America
   Sr Sub Nts
     02-15-14             7.00     5,905,000                  5,934,525
-----------------------------------------------------------------------

CONSUMER PRODUCTS (3.2%)
AAC Group Holding
   Sr Disc Nts
   (Zero coupon through 10-01-08,
   thereafter 10.25%)
     10-01-12            10.07     7,165,000(j)               6,484,325
AAC Group Holding
   Sr Unsecured Pay-in-kind
     10-01-12            12.75     1,235,000(k)               1,392,463
Jarden
     05-01-17             7.50    11,235,000                 11,375,438
Sealy Mattress
   Sr Sub Nts
     06-15-14             8.25    11,410,000                 12,037,550
Visant Holding
   Sr Disc Nts
   (Zero coupon through 12-01-08,
   thereafter 10.25%)
     12-01-13            10.25     6,815,000(j)               6,218,688
Visant Holding
   Sr Nts
     12-01-13             8.75    11,415,000                 12,185,512

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

CONSUMER PRODUCTS (CONT.)
Vitro
   Sr Unsecured
     02-01-17             9.13%  $13,080,000(c,d)           $13,406,999
                                                            -----------
Total                                                        63,100,975
-----------------------------------------------------------------------

DIVERSIFIED MANUFACTURING (1.6%)
ALH Finance LLC
   Sr Sub Nts
     01-15-13             8.50     2,246,000                  2,257,230
Baldor Electric
     02-15-17             8.63     5,000,000                  5,250,000
Covalence Specialty Materials
   Sr Sub Nts
     03-01-16            10.25     6,172,000(d)               5,863,400
RBS Global & Rexnord
     08-01-14             9.50     8,069,000(d)               8,502,709
RBS Global & Rexnord
   Sr Nts
     09-01-16             8.88       960,000(d)                 979,200
TriMas
     06-15-12             9.88     8,485,000                  8,442,575
                                                            -----------
Total                                                        31,295,114
-----------------------------------------------------------------------

ELECTRIC (3.3%)
Dynegy Holdings
     05-15-18             7.13     8,125,000                  7,962,500
Dynegy Holdings
   Sr Unsecured
     05-01-16             8.38     8,610,000                  9,212,700
Edison Mission Energy
   Sr Unsecured
     06-15-16             7.75    10,177,000                 10,787,619
Midwest Generation LLC
   Pass-Through Ctfs Series B
     01-02-16             8.56     6,693,428                  7,320,937
Mirant Americas Generation LLC
   Sr Nts
     05-01-11             8.30     6,935,000                  7,073,700
Mirant North America LLC
     12-31-13             7.38     8,905,000                  9,149,888
NRG Energy
     02-01-14             7.25     5,441,000                  5,549,820
     01-15-17             7.38     4,820,000                  4,904,350
Reliant Energy
     12-15-14             6.75     2,915,000                  3,024,313
                                                            -----------
Total                                                        64,985,827
-----------------------------------------------------------------------

ENTERTAINMENT (1.2%)
AMC Entertainment
     02-01-16            11.00    12,420,000                 14,112,225
United Artists Theatre Circuit
   Series BB5
     07-01-15             9.30     7,532,292(h)               7,833,584
United Artists Theatre Circuit
   Series BC3
     07-01-15             9.30     2,416,121(h)               2,512,766
                                                            -----------
Total                                                        24,458,575
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

ENVIRONMENTAL (1.1%)
Allied Waste North America
   Series B
     05-15-16             7.13%   $5,220,000                 $5,304,825
Allied Waste North America
   Sr Nts
     04-15-13             7.88     3,080,000                  3,210,900
Clean Harbors
     07-15-12            11.25     6,435,000                  7,222,650
WCA Waste
     06-15-14             9.25     5,510,000                  5,840,600
                                                             ----------
Total                                                        21,578,975
-----------------------------------------------------------------------

FOOD AND BEVERAGE (3.2%)
Aramark
   Sr Nts
     02-01-15             8.50     6,005,000(d)               6,237,694
     02-01-15             8.86     2,800,000(d,i)             2,898,000
ASG Consolidated LLC/Finance
   Sr Disc Nts
   (Zero coupon through 11-01-08,
   thereafter 11.50%)
     11-01-11            11.35    19,195,000(j)              17,275,500
Constellation Brands
     09-01-16             7.25     6,305,000                  6,541,438
Cott Beverages USA
     12-15-11             8.00    17,225,000                 17,634,093
Pinnacle Foods Group
   Sr Sub Nts
     12-01-13             8.25    12,385,000                 13,313,875
                                                             ----------
Total                                                        63,900,600
-----------------------------------------------------------------------

GAMING (5.2%)
Boyd Gaming
   Sr Sub Nts
     04-15-14             6.75    10,015,000                  9,964,925
     02-01-16             7.13     1,356,000                  1,332,270
Buffalo Thunder Development Authority
   Secured
     12-15-14             9.38     8,085,000(d)               8,367,975
Circus & Eldorado Jt Venture/Silver Legacy Capital
   1st Mtge
     03-01-12            10.13     6,190,000                  6,503,400
Harrah's Operating
     06-01-16             6.50     8,342,000                  7,424,380
     10-01-17             5.75     6,910,000                  5,769,850
Majestic Star Casino LLC/Capital
     10-15-10             9.50    10,595,000                 11,151,238
MGM MIRAGE
     02-27-14             5.88    15,370,000                 14,332,524
Pokagon Gaming Authority
   Sr Nts
     06-15-14            10.38    10,250,000(d)              11,223,749
Station Casinos
   Sr Sub Nts
     03-01-16             6.88     3,902,000                  3,623,983
     03-15-18             6.63     1,845,000                  1,672,031
Tunica-Biloxi Gaming Authority
   Sr Unsecured
     11-15-15             9.00    10,420,000(d)              11,045,200

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

GAMING (CONT.)
Wheeling Island Gaming
     12-15-09            10.13%   $1,210,000                 $1,231,175
Wynn Las Vegas LLC/Capital
   1st Mtge
     12-01-14             6.63     9,960,000                  9,860,400
                                                            -----------
Total                                                       103,503,100
-----------------------------------------------------------------------

GAS PIPELINES (2.6%)
Regency Energy Partners LP/Finance
   Sr Unsecured
     12-15-13             8.38     8,747,000(d)               8,943,808
Southern Star Central
   Sr Nts
     03-01-16             6.75     7,040,000                  7,057,600
Williams Companies
   Sr Nts
     07-15-19             7.63    26,425,000                 28,671,125
Williams Partners LP/Finance
     02-01-17             7.25     5,835,000(d)               6,126,750
                                                            -----------
Total                                                        50,799,283
-----------------------------------------------------------------------

HEALTH CARE (9.2%)
Community Health Systems
   Sr Sub Nts
     12-15-12             6.50    11,775,000                 11,833,875
DaVita
     03-15-13             6.63    19,820,000                 19,770,449
     03-15-15             7.25    15,425,000                 15,579,250
HCA
   Secured
     11-15-16             9.25    11,398,000(d)              12,195,860
HCA
   Sr Unsecured
     02-15-16             6.50    13,190,000                 11,310,425
Health Management Associates
   Sr Unsecured
     04-15-16             6.13     9,200,000                  9,026,589
IASIS Healthcare LLC/Capital
   Sr Sub Nt
     06-15-14             8.75     7,209,000                  7,479,338
MedCath Holdings
   Sr Nts
     07-15-12             9.88    13,576,000                 14,560,260
Omnicare
   Sr Sub Nts
     12-15-13             6.75     9,065,000                  8,974,350
     12-15-15             6.88     6,952,000                  6,882,480
Select Medical
     02-01-15             7.63     7,208,000                  6,343,040
Select Medical
   Sr Unsecured
     09-15-15            11.18    27,034,000(i)              25,141,619
Triad Hospitals
   Sr Nts
     05-15-12             7.00    13,310,000                 13,742,575
Triad Hospitals
   Sr Sub Nts
     11-15-13             7.00     4,170,000                  4,342,013
US Oncology
     08-15-14            10.75     3,710,000                  4,081,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                   COUPON    PRINCIPAL                   VALUE(a)
                          RATE      AMOUNT

HEALTH CARE (CONT.)
Vanguard Health Holding I LLC
   Sr Disc Nts
   (Zero coupon through 10-01-09,
   thereafter 11.25%)
     10-01-15             9.61%   $4,850,000(j)              $3,964,875
Vanguard Health Holding II LLC
   Sr Sub Nts
     10-01-14             9.00     6,707,000                  6,891,443
                                                            -----------
Total                                                       182,119,441
-----------------------------------------------------------------------

HOME CONSTRUCTION (1.0%)
K Hovnanian Enterprises
     05-15-16             7.50     3,355,000                  3,363,388
Meritage Homes
     03-15-15             6.25     7,255,000                  6,783,425
William Lyon Homes
   Sr Nts
     02-15-14             7.50    10,455,000                  9,409,500
                                                            -----------
Total                                                        19,556,313
-----------------------------------------------------------------------

INDEPENDENT ENERGY (5.7%)
Chaparral Energy
     12-01-15             8.50     8,032,000                  8,011,920
Chaparral Energy
   Sr Nts
     02-01-17             8.88    12,465,000(d)              12,714,300
Chesapeake Energy
     01-15-16             6.63     4,125,000                  4,145,625
     01-15-18             6.25     2,520,000                  2,482,200
Chesapeake Energy
   Sr Nts
     08-15-14             7.00     6,722,000                  6,906,855
Compton Petroleum Finance
     12-01-13             7.63     8,611,000(c)               8,438,780
Denbury Resources
   Sr Sub Nts
     12-15-15             7.50     4,145,000                  4,186,450
Encore Acquisition
     12-01-17             7.25     4,585,000                  4,390,138
Encore Acquisition
   Sr Sub Nts
     07-15-15             6.00     7,855,000                  7,030,225
EXCO Resources
     01-15-11             7.25    12,412,000                 12,567,150
Hilcorp Energy I LP/Finance
   Sr Nts
     11-01-15             7.75     7,390,000(d)               7,390,000
PetroHawk Energy
     07-15-13             9.13    12,625,000                 13,414,062
Pioneer Natural Resources
     05-01-18             6.88     8,015,000                  8,082,967
Pioneer Natural Resources
   Sr Nts
     07-15-16             5.88    10,175,000                  9,643,193
Range Resources
     05-15-16             7.50     3,250,000                  3,339,375
                                                            -----------
Total                                                       112,743,240
-----------------------------------------------------------------------

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

LODGING (0.3%)
Hilton Hotels
   Sr Nts
     12-15-17             7.50%   $5,470,000                 $5,675,125
-----------------------------------------------------------------------

MEDIA CABLE (4.3%)
CCH II LLC/Capital
     10-01-13            10.25     4,200,000                  4,557,000
CCO Holdings LLC/Capital
   Sr Nts
     12-15-10             9.49     7,035,000(i)               7,175,700
     11-15-13             8.75     5,940,000                  6,177,600
Charter Communications Operating LLC/Capital
   Sr Nts
     04-30-12             8.00     5,853,000(d)               6,131,018
CSC Holdings
   Sr Nts
     04-15-12             6.75     6,922,000(d)               6,904,695
DIRECTV Holdings LLC/Finance
     06-15-15             6.38     7,500,000                  7,209,375
EchoStar DBS
     10-01-14             6.63     6,565,000                  6,630,650
     02-01-16             7.13     8,840,000                  9,138,350
Quebecor Media
   Sr Nts
     03-15-16             7.75     7,420,000(c)               7,605,500
Videotron Ltee
     01-15-14             6.88    14,860,000(c)              15,008,600
Virgin Media Finance
     04-15-14             8.75     3,580,000(c)               3,732,150
Virgin Media Finance
   Sr Nts
     08-15-16             9.13     4,785,000(c)               5,119,950
                                                             ----------
Total                                                        85,390,588
-----------------------------------------------------------------------

MEDIA NON CABLE (9.5%)
Clear Channel Communications
   Sr Nts
     09-15-14             5.50     6,975,000                  6,182,647
Clear Channel Communications
   Sr Unsub
     12-15-16             5.50    16,045,000                 13,845,150
Idearc
   Sr Nts
     11-15-16             8.00    11,515,000(d)              11,975,600
Intelsat Bermuda
     06-15-16             9.25     3,635,000(c,d)             4,016,675
Intelsat Bermuda
   Sr Nts
     06-15-13            11.35     5,540,000(c,d,i)           5,941,650
     06-15-16            11.25     1,300,000(c,d)             1,472,250
Intelsat Bermuda
   Sr Unsecured
     01-15-15             8.87     4,700,000(c,d,i)           4,781,212
Intelsat Intermediate Holding
   (Zero coupon through 02-01-10,
   thereafter 9.25%)
     02-01-15             8.33     2,800,000(c,j)             2,317,000
Lamar Media
     01-01-13             7.25     4,553,000                  4,621,295
     08-15-15             6.63     8,667,000                  8,536,995

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

MEDIA NON CABLE (CONT.)
Lamar Media
   Series B
     08-15-15             6.63%   $6,030,000                 $5,939,550
Liberty Media LLC
     02-01-30             8.25     6,045,000                  6,175,548
Liberty Media
   Sr Nts
     05-15-13             5.70    14,441,000                 13,833,871
LIN TV
   Series B
     05-15-13             6.50     8,430,000                  8,219,250
Nielsen Finance LLC
   Sr Nts
     08-01-14            10.00    18,109,000(d)              19,784,082
Radio One
     02-15-13             6.38    10,930,000                 10,383,500
Rainbow Natl Services LLC
   Sr Nts
     09-01-12             8.75    14,320,000(d)              15,215,000
Rainbow Natl Services LLC
   Sr Sub Deb
     09-01-14            10.38     6,175,000(d)               6,916,000
RH Donnelley
   Sr Disc Nts Series A-1
     01-15-13             6.88     2,420,000                  2,359,500
RH Donnelley
   Sr Disc Nts Series A-2
     01-15-13             6.88     8,167,000                  7,962,825
RH Donnelley
   Sr Nts
     01-15-13             6.88    15,076,000                 14,699,100
Sinclair Broadcast Group
     03-15-12             8.00     5,846,000                  6,021,380
Sun Media
     02-15-13             7.63     8,125,000(c)               8,246,875
                                                            -----------
Total                                                       189,446,955
-----------------------------------------------------------------------

OIL FIELD SERVICES (1.6%)
Chart Inds
   Sr Sub Nts
     10-15-15             9.88     9,185,000(d)               9,713,138
OPTI Canada
     12-15-14             8.25     9,535,000(c,d)             9,892,562
Quicksilver Resources
     04-01-16             7.13     9,850,000                  9,653,000
Stallion Oilfield Services/Finance
   Sr Unsecured
     02-01-15             9.75     2,093,000(d)               2,171,488
                                                            -----------
Total                                                        31,430,188
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (1.9%)
Cardtronics
     08-15-13             9.25    13,730,000                 14,605,288
Residential Capital
   Sr Unsecured
     06-30-15             6.88    10,005,000                 10,313,154
Triad Acquisition
   Sr Unsecured
   Series B
     05-01-13            11.13    14,175,000                 13,395,375
                                                            -----------
Total                                                        38,313,817
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

OTHER INDUSTRY (0.3%)
Rental Service
     12-01-14             9.50%   $4,935,000(d)              $5,255,775
-----------------------------------------------------------------------

PACKAGING (1.6%)
Crown Americas LLC/Capital
   Sr Nts
     11-15-15             7.75    15,325,000                 16,014,625
Owens-Brockway Glass Container
     05-15-13             8.25     9,975,000                 10,448,813
Plastipak Holdings
   Sr Nts
     12-15-15             8.50     4,760,000(d)               4,962,300
                                                             ----------
Total                                                        31,425,738
-----------------------------------------------------------------------

PAPER (4.2%)
Abitibi-Consolidated Co of Canada
     04-01-15             8.38     6,205,000(c)               6,034,363
Boise Cascade LLC
     10-15-14             7.13     9,825,000                  9,628,500
Cascades
   Sr Nts
     02-15-13             7.25     9,365,000(c)               9,458,650
Georgia-Pacific
     06-15-15             7.70     5,421,000                  5,583,630
     01-15-17             7.13    18,100,000(d)              18,100,000
Jefferson Smurfit US
     10-01-12             8.25     2,440,000                  2,488,800
     06-01-13             7.50     9,335,000                  9,288,325
NewPage
   Secured
     05-01-12            10.00    11,347,000                 12,368,230
Norampac
     06-01-13             6.75     7,045,000(c)               6,974,550
Smurfit-Stone Container Enterprises
   Sr Nts
     07-01-12             8.38     3,080,000                  3,133,900
                                                             ----------
Total                                                        83,058,948
-----------------------------------------------------------------------

PHARMACEUTICALS (0.9%)
CDRV Investors
   Sr Disc Nts
   (Zero coupon through 01-01-10,
   thereafter 9.63%)
     01-01-15             9.58     7,235,000(j)               5,806,088
Warner Chilcott
     02-01-15             8.75    10,902,000                 11,365,335
                                                             ----------
Total                                                        17,171,423
-----------------------------------------------------------------------

RESTAURANTS (0.1%)
Seminole Hard Rock Entertainment/Intl LLC
   Secured
     03-15-14             7.85     2,860,000(d,f,i)           2,877,875
-----------------------------------------------------------------------

RETAILERS (2.3%)
AutoNation
     04-15-14             7.00     4,595,000                  4,658,181
GNC Parent
   Pay-in-kind
     12-01-11            12.14     2,983,000(d,i,k)           3,098,681
Michaels Stores
   Sr Nts
     11-01-14            10.00     2,650,000(d)               2,835,500

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

RETAILERS (CONT.)
Michaels Stores
   Sr Sub Nts
     11-01-16            11.38%   $9,275,000(d)             $10,040,188
Toys "R" Us
     10-15-18             7.38     4,470,000                  3,833,025
Toys "R" Us
   Sr Unsecured
     04-15-13             7.88    13,958,000                 12,928,597
United Auto Group
   Sr Sub Nts
     12-15-16             7.75     7,945,000(d)               8,103,900
                                                            -----------
Total                                                        45,498,072
-----------------------------------------------------------------------

TECHNOLOGY (2.7%)
Freescale Semiconductor
   Sr Nts
     12-15-14             8.88     3,810,000(d)               3,867,150
Freescale Semiconductor
   Sr Sub Nts
     12-15-16            10.13     6,200,000(d)               6,324,000
NXP Funding LLC
   Secured
     10-15-13             8.11     8,595,000(c,d,i)           8,788,388
NXP Funding LLC
   Sr Nts
     10-15-15             9.50     3,131,000(c,d)             3,232,758
SS&C Technologies
     12-01-13            11.75     6,500,000                  7,231,250
SunGard Data Systems
     08-15-13             9.13     9,035,000                  9,644,862
West
   Sr Nts
     10-15-14             9.50     3,696,000(d)               3,890,040
West
   Sr Sub Nts
     10-15-16            11.00    10,075,000(d)              10,855,812
                                                            -----------
Total                                                        53,834,260
-----------------------------------------------------------------------

TRANSPORTATION SERVICES (1.3%)
Avis Budget Car Rental LLC/Finance
   Sr Nts
     05-15-14             7.63     6,690,000(d)               6,790,350
     05-15-16             7.75     8,015,000(d)               8,135,225
Hertz
     01-01-16            10.50     5,848,000                  6,666,720
Quality Distribution LLC/Capital
     01-15-12             9.86     4,239,000(i)               4,302,585
                                                            -----------
Total                                                        25,894,880
-----------------------------------------------------------------------

WIRELESS (2.9%)
American Tower
   Sr Nts
     10-15-12             7.13    14,405,000                 14,891,169
Centennial Communications
   Sr Nts
     01-01-13            10.00     7,655,000                  8,267,400
     01-01-13            11.11     1,453,000(i)               1,532,915
Centennial Communications/Cellular Operating
   LLC/Puerto Rico Operations
   Sr Unsecured
     02-01-14             8.13     4,330,000                  4,492,375

BONDS (CONTINUED)

ISSUER                  COUPON     PRINCIPAL                   VALUE(a)
                         RATE       AMOUNT

WIRELESS (CONT.)
Cricket Communications
   Sr Nts
     11-01-14             9.38%   $7,865,000(d)              $8,297,575
Dobson Cellular Systems
   Secured Series B
     11-01-11             8.38     1,878,000                  1,995,375
MetroPCS Wireless
   Sr Nts
     11-01-14             9.25    11,225,000(d)              11,786,250
Nextel Communications
   Series D
     08-01-15             7.38     6,450,000                  6,674,595
                                                         --------------
Total                                                        57,937,654
-----------------------------------------------------------------------

WIRELINES (4.1%)
Cincinnati Bell
     01-15-14             8.38     1,920,000                  1,970,400
Embarq
     06-01-16             7.08     4,376,000                  4,525,051
GCI
   Sr Nts
     02-15-14             7.25    12,370,000                 12,447,313
Level 3 Communications
     03-01-10            11.50     1,240,000                  1,376,400
Level 3 Financing
     03-15-13            12.25     4,775,000                  5,574,813
Level 3 Financing
   Sr Nts
     11-01-14             9.25     8,440,000(d)               8,672,100
     02-15-17             8.75     4,580,000(d)               4,597,175
Qwest
   Sr Nts
     06-15-15             7.63    12,460,000                 13,301,049
Windstream
     08-01-16             8.63    19,757,000                 21,633,914
Windstream
   Sr Nts
     03-15-19             7.00     7,705,000(d)               7,762,788
                                                         --------------
Total                                                        81,861,003
-----------------------------------------------------------------------

TOTAL BONDS
(Cost: $1,692,405,948)                                   $1,749,039,558
-----------------------------------------------------------------------

SENIOR LOANS (6.0%)(l)

BORROWER                 COUPON   PRINCIPAL                    VALUE(a)
                          RATE     AMOUNT

AUTOMOTIVE (0.5%)
Ford Motor
   Tranche B Term Loan
     11-29-13             8.36%  $10,410,000                $10,549,910
-----------------------------------------------------------------------

ELECTRIC (0.5%)
NRG Energy
   Tranche B Term Loan
     02-01-13             7.36    10,416,712                 10,518,483
-----------------------------------------------------------------------

ENTERTAINMENT (0.1%)
Natl CineMedia LLC
   Tranche B Term Loan
     02-13-15             7.07     2,265,000                  2,281,988
-----------------------------------------------------------------------


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

SENIOR LOANS (CONTINUED)

BORROWER              COUPON      PRINCIPAL                    VALUE(a)
                       RATE        AMOUNT

ENVIRONMENTAL (0.3%)
Allied Waste Inds North America
   Tranche AW Term Loan
   01-15-12          7.11-7.17%   $5,199,980                 $5,248,080
-----------------------------------------------------------------------

FOOD AND BEVERAGE (0.2%)
Aramark
   Tranche B Term Loan
   08-08-13          7.45-7.47     4,240,000                  4,285,919
-----------------------------------------------------------------------

HEALTH CARE (0.8%)
HCA
   Tranche B Term Loan
     11-14-13             7.61    15,170,000                 15,350,220
-----------------------------------------------------------------------

MEDIA CABLE (0.3%)
Charter Communications Operating
   2nd Lien Term Loan
     04-28-13             7.99     6,500,000                  6,553,625
-----------------------------------------------------------------------

MEDIA NON CABLE (1.1%)
Intelsat Bermuda
   Term Loan
     07-11-14             7.86     3,280,000(c)               3,308,700

SENIOR LOANS (CONTINUED)

BORROWER              COUPON      PRINCIPAL                    VALUE(a)
                       RATE        AMOUNT

MEDIA NON CABLE (CONT.)
VNU
   Tranche B Term Loan
     08-09-13             7.61%  $16,857,750(c)             $17,026,327
                                                            -----------
Total                                                        20,335,027
-----------------------------------------------------------------------

OTHER FINANCIAL INSTITUTIONS (0.5%)
ACE Cash Express
   Tranche B Term Loan
   10-05-13          8.30-8.35    10,206,713                 10,270,505
-----------------------------------------------------------------------

RETAILERS (0.7%)
Sally Holdings LLC
   Tranche A Term Loan
   11-16-12          7.82-7.86     2,543,625                  2,570,308
Toys "R" Us
   Tranche B Term Loan
     07-19-12             9.61    10,500,000                 10,805,130
                                                            -----------
Total                                                        13,375,438
-----------------------------------------------------------------------

WIRELINES (1.0%)
Qwest
   Tranche B Term Loan
     06-30-10             6.95    19,045,000                 19,449,706
-----------------------------------------------------------------------

TOTAL SENIOR LOANS
(Cost: $116,484,077)                                       $118,218,901
-----------------------------------------------------------------------

COMMON STOCKS (0.1%)

ISSUER                              SHARES                     VALUE(a)

Arena Brands                         111,111(b,h)            $1,096,665
Link Energy LLC Unit               1,646,684(b,g)                45,284
-----------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $18,965,223)                                          $1,141,949
-----------------------------------------------------------------------

OTHER (0.3%)

ISSUER                              SHARES                     VALUE(a)

Varde Fund V LP                   25,000,000(b,e,h)          $6,938,250
-----------------------------------------------------------------------

TOTAL OTHER
(Cost: $ --)                                                 $6,938,250
-----------------------------------------------------------------------

MONEY MARKET FUND (3.8%)
                                    SHARES                     VALUE(a)

RiverSource Short-Term Cash Fund  75,084,610(m)             $75,084,610
-----------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $75,084,610)                                         $75,084,610
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,902,939,858)(n)                                $1,950,423,268
=======================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollar currency unless otherwise noted. At Feb. 28, 2007, the value of foreign securities represented 7.8% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2007, the value of these securities amounted to $442,092,411 or 22.3% of net assets.

(e)   The share amount for Limited Liability Companies (LLC) or Limited
      Partnerships (LP) represents capital contributions.

(f) At Feb. 28, 2007, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $2,860,000.

(g) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the period ended Feb. 28, 2007 are as follows:

      ISSUER                     BEGINNING    PURCHASE    SALES    ENDING    DIVIDEND    VALUE(a)
                                   COST         COST      COST      COST      INCOME
      ---------------------------------------------------------------------------------------------
      Link Energy LLC Unit     $13,076,335       $--       $--   $13,076,335  $--        $45,284

(h)   Identifies issues considered to be illiquid as to their marketability.
      These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2007, is as follows:

      SECURITY                              ACQUISITION                   COST
                                                DATES
      -------------------------------------------------------------------------
      Arena Brands
        Common                                 09-03-92             $5,888,888
      United Artists Theatre Circuit
        Series BB5
        9.30% 2015                       12-08-95 thru 04-03-02      7,252,065
      United Artists Theatre Circuit
        Series BC3
        9.30% 2015                             12-06-01              1,923,553
      Varde Fund V LP                    04-27-00 thru 06-19-00            --*

      * The original cost for this position in fiscal year 2004 was $25,000,000. From Sept. 29, 2004 through March 7, 2005, $25,000,000 was returned to the fund in the form of return of capital.

--------------------------------------------------------------------------------
5 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007



NOTES TO INVESTMENTS IN SECURITIES (CONTINUED)

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2007. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(k) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(l) Senior loans have rates of interest that float periodically based primarily on the London Interbank Offered Rate ("LIBOR") and other short-term rates. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(m) Affiliated Money Market Fund -- The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(n) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $1,902,940,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $ 70,832,000

      Unrealized depreciation                                      (23,349,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                 $ 47,483,000
      ------------------------------------------------------------------------


HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
6 RIVERSOURCE HIGH YIELD BOND FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2007



                                                             S-6370-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      RiverSource High Yield Income Series, Inc.





By                                /s/ Patrick T. Bannigan
                                  -----------------------
                                      Patrick T. Bannigan
                                      President and Principal Executive Officer

Date                                  April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                /s/ Patrick T. Bannigan
                                  -----------------------
                                      Patrick T. Bannigan
                                      President and Principal Executive Officer

Date                                  April 27, 2007





By                                /s/ Jeffrey P. Fox
                                  -----------------------
                                      Jeffrey P. Fox
                                      Treasurer and Principal Financial Officer

Date                                  April 27, 2007